Fair Value Measurements - Derivative Liability (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Liabilities
Forward contract liability	$ 0	$ 3,649
Level 3
Liabilities
Forward contract liability		3,649
Recurring | Level 1
Liabilities
Forward contract liability		$ 0